Equity_Share Capital(Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩) ₩ / shares shares		Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2017 shares
Type of share
Number of authorized shares		1,000,000,000		1,000,000,000		1,000,000,000
Share capital		₩ 2,090,558	[1],[2],[3]	₩ 2,090,558	[1],[2]	$ 1,809,286	[3]
Ordinary shares
Type of share
Number of authorized shares		1,000,000,000		1,000,000,000		1,000,000,000
Par value per share | ₩ / shares		₩ 5,000		₩ 5,000
Number of issued shares		415,807,920	[4]	418,111,537		415,807,920	[4]	418,111,537
Share capital | ₩	[1],[2]	₩ 2,090,558		₩ 2,090,558
Reconciliation Of Number Of Shares Outstanding Abstract [Abstract]
Beginning		395,551,297		398,963,614
Changes In Number Of Shares Outstanding Abstract [Abstract]
Increase		0		0
Decrease		(5,916,962)		(3,412,317)
Ending		389,634,335	[4]	395,551,297

[1]	Due to the retirement of shares deducted through profits, it is different from the total par value of the shares issued.
[2]	In millions of Korean won.
[3]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[4]	Initial date of treasury stock that was deducted by the retirement is December 12, 2019.